RISK MANAGEMENT POLICIES - Exposure to interest rate risk (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk
Total Financial Assets	$ 4,108,605,647	$ 4,054,543,851
Total Financial Liabilities	3,465,798,772	3,540,634,472
Banco Supervielle S A | Interest rate risk
Interest rate risk
Total Financial Assets	3,452,582,965	4,146,003,238
Total Financial Liabilities	2,485,775,843	3,095,270,398
Net Amount	966,807,122	1,050,732,840
Banco Supervielle S A | Up to 30 | Interest rate risk
Interest rate risk
Total Financial Assets	1,873,827,008	2,978,131,005
Total Financial Liabilities	1,956,101,320	2,447,185,543
Net Amount	(82,274,312)	530,945,462
Banco Supervielle S A | From 30 to 90 | Interest rate risk
Interest rate risk
Total Financial Assets	384,970,900	439,541,457
Total Financial Liabilities	326,281,656	398,080,876
Net Amount	58,689,244	41,460,581
Banco Supervielle S A | From 90 to 180 | Interest rate risk
Interest rate risk
Total Financial Assets	371,701,989	163,940,137
Total Financial Liabilities	159,399,305	215,601,032
Net Amount	212,302,684	(51,660,895)
Banco Supervielle S A | From 180 to 385 | Interest rate risk
Interest rate risk
Total Financial Assets	164,284,265	55,909,226
Total Financial Liabilities	37,031,705	30,714,519
Net Amount	127,252,560	25,194,707
Banco Supervielle S A | More than 365 | Interest rate risk
Interest rate risk
Total Financial Assets	657,798,803	508,481,413
Total Financial Liabilities	6,961,857	3,688,428
Net Amount	$ 650,836,946	$ 504,792,985